UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.814340.106

ASDI-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.8%
	Principal Amount	Value
Convertible Bonds - 9.6%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 310,000	$ 740,714
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16	280,000	511,168
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	1,170,000	1,270,181
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	1,420,000	1,267,776
Specialty Retail - 0.3%
Group 1 Automotive, Inc. 3% 3/15/20 (g)	585,000	744,120
Sonic Automotive, Inc. 5% 10/1/29	1,100,000	1,456,510
		2,200,630
TOTAL CONSUMER DISCRETIONARY		5,990,469
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	250,000	302,425
Oil States International, Inc. 2.375% 7/1/25	180,000	416,025
		718,450
Oil, Gas & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	690,000	896,241
Chesapeake Energy Corp. 2.5% 5/15/37	1,670,000	1,866,058
Peabody Energy Corp. 4.75% 12/15/66	2,100,000	2,698,500
Pioneer Natural Resources Co. 2.875% 1/15/38	470,000	838,363
Quicksilver Resources, Inc. 1.875% 11/1/24	480,000	536,160
Western Refining, Inc. 5.75% 6/15/14	2,120,000	3,593,400
		10,428,722
TOTAL ENERGY		11,147,172
FINANCIALS - 0.5%
Capital Markets - 0.3%
Janus Capital Group, Inc. 3.25% 7/15/14	300,000	369,210
Jefferies Group, Inc. 3.875% 11/1/29	1,370,000	1,423,944
Penson Worldwide, Inc. 8% 6/1/14 (g)	615,000	649,256
		2,442,410
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
KKR Financial Holdings LLC 7.5% 1/15/17	$ 240,000	$ 344,424
Real Estate Management & Development - 0.2%
Digital Realty Trust LP:
4.125% 8/15/26 (g)	450,000	838,688
5.5% 4/15/29 (g)	270,000	395,523
		1,234,211
TOTAL FINANCIALS		4,021,045
HEALTH CARE - 1.8%
Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	559,062
Cephalon, Inc. 2% 6/1/15	1,150,000	1,506,500
Gilead Sciences, Inc. 1.625% 5/1/16 (g)	3,620,000	3,909,600
Incyte Corp. 4.75% 10/1/15	170,000	304,011
		6,279,173
Health Care Providers & Services - 0.5%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	450,000	546,750
Laboratory Corp. of America Holdings 0% 9/11/21	956,000	1,153,127
LifePoint Hospitals, Inc. 3.5% 5/15/14	550,000	574,090
Omnicare, Inc. 3.75% 12/15/25	1,580,000	1,969,865
		4,243,832
Life Sciences Tools & Services - 0.1%
Invitrogen Corp.:
1.5% 2/15/24	820,000	955,300
3.25% 6/15/25	290,000	329,527
		1,284,827
Pharmaceuticals - 0.5%
Biovail Corp. 5.375% 8/1/14	1,150,000	3,301,190
Mylan, Inc. 3.75% 9/15/15	330,000	613,594
		3,914,784
TOTAL HEALTH CARE		15,722,616
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 3% 8/15/24	460,000	521,525
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. 3.25% 6/1/14	$ 2,390,000	$ 2,819,650
Construction & Engineering - 1.0%
Fluor Corp. 1.5% 2/15/24	1,286,000	3,268,048
MasTec, Inc.:
4% 6/15/14	900,000	1,255,545
4.25% 12/15/14	2,940,000	4,016,775
		8,540,368
Electrical Equipment - 0.1%
EnerSys 3.375% 6/1/38 (e)	800,000	957,360
Industrial Conglomerates - 0.2%
Textron, Inc. 4.5% 5/1/13	650,000	1,390,610
Machinery - 0.0%
Danaher Corp. 0% 1/22/21	270,000	395,719
Road & Rail - 0.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	510,000	1,010,310
TOTAL INDUSTRIALS		15,635,542
INFORMATION TECHNOLOGY - 2.5%
Computers & Peripherals - 0.7%
EMC Corp.:
1.75% 12/1/11	960,000	1,630,656
1.75% 12/1/13	2,320,000	4,058,550
Quantum Corp. 3.5% 11/15/15 (g)	340,000	333,098
		6,022,304
Internet Software & Services - 0.5%
Equinix, Inc.:
3% 10/15/14	1,230,000	1,302,078
4.75% 6/15/16	1,850,000	2,412,215
VeriSign, Inc. 3.25% 8/15/37	740,000	889,776
		4,604,069
IT Services - 0.5%
CACI International, Inc. 2.125% 5/1/14	3,720,000	4,594,200
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. 2.125% 12/15/37	390,000	517,725
Micron Technology, Inc. 4.25% 10/15/13	230,000	527,850
		1,045,575
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.7%
Symantec Corp. 1% 6/15/13	$ 4,660,000	$ 5,616,232
TOTAL INFORMATION TECHNOLOGY		21,882,380
MATERIALS - 0.4%
Metals & Mining - 0.3%
Newmont Mining Corp. 1.625% 7/15/17	1,880,000	2,552,852
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	430,000	517,344
4.5% 8/15/15 (g)	500,000	671,300
		1,188,644
TOTAL MATERIALS		3,741,496
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	2,330,000	2,473,295
Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc. 4.5% 7/15/14	1,930,000	1,794,997
TOTAL TELECOMMUNICATION SERVICES		4,268,292
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	571,188
5.5% 6/15/29	170,000	244,171
		815,359
TOTAL CONVERTIBLE BONDS		83,224,371
Nonconvertible Bonds - 4.2%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.8%
FelCor Lodging LP 10% 10/1/14	2,650,000	3,014,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	$ 995,000	$ 1,074,600
MGM Mirage, Inc. 6.625% 7/15/15	2,000,000	1,910,000
NCL Corp. Ltd. 11.75% 11/15/16	1,005,000	1,185,900
		7,184,875
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. 9.75% 3/1/18 (g)	1,200,000	1,227,000
TOTAL CONSUMER DISCRETIONARY		8,411,875
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)	170,000	176,800
Tops Markets LLC 10.125% 10/15/15	400,000	430,000
		606,800
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Western Refining, Inc.:
10.75% 6/15/14 (g)(i)	990,000	1,064,250
11.25% 6/15/17 (g)	3,115,000	3,457,650
		4,521,900
FINANCIALS - 1.2%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,588,410
Lehman Brothers Holdings, Inc. 0% (d)(i)	1,000,000	100
		3,588,510
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	2,010,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	986,794
Wells Fargo Capital XIII 7.7% (i)	2,000,000	2,057,500
		5,054,294
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (i)	2,500,000	2,150,000
TOTAL FINANCIALS		10,792,804
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)	$ 45,000	$ 47,588
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 7.25% 12/1/20	180,000	189,002
International Lease Finance Corp. 8.25% 12/15/20	305,000	336,629
United Rentals North America, Inc. 10.875% 6/15/16	350,000	406,875
		932,506
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (g)	500,000	515,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19 (g)	10,000	10,000
		525,000
TOTAL INDUSTRIALS		1,457,506
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Terremark Worldwide, Inc.:
9.5% 11/15/13 (g)	150,000	156,000
12% 6/15/17	1,225,000	1,519,000
		1,675,000
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	4,600,000	4,956,500
Sprint Capital Corp. 6.875% 11/15/28	1,250,000	1,126,563
		6,083,063
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	2,996,250
TOTAL NONCONVERTIBLE BONDS		36,592,786
TOTAL CORPORATE BONDS (Cost $107,754,532)		119,817,157
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 3/3/11 to 4/14/11 (h) (Cost $949,976)	$ 950,000	$ 949,983
Common Stocks - 64.1%
	Shares
CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	20,100	947,313
McDonald's Corp.	132,700	10,042,736
Starbucks Corp.	23,700	781,626
Summit Hotel Properties, Inc.	33,000	321,750
		12,093,425
Media - 0.5%
Time Warner Cable, Inc.	60,900	4,395,762
Multiline Retail - 0.1%
Kohl's Corp.	13,300	716,737
Specialty Retail - 1.1%
Foot Locker, Inc.	50,600	1,005,422
Home Depot, Inc.	185,900	6,965,673
TJX Companies, Inc.	23,600	1,176,932
		9,148,027
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	21,700	2,076,039
TOTAL CONSUMER DISCRETIONARY		28,429,990
CONSUMER STAPLES - 9.2%
Beverages - 3.3%
Dr Pepper Snapple Group, Inc.	24,000	865,440
PepsiCo, Inc.	169,600	10,756,032
The Coca-Cola Co.	264,800	16,926,016
		28,547,488
Food Products - 1.3%
Kraft Foods, Inc. Class A	251,300	8,001,392
Unilever NV unit	106,800	3,229,632
		11,231,024
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.6%
Kimberly-Clark Corp.	59,800	$ 3,940,820
Procter & Gamble Co.	303,858	19,158,247
		23,099,067
Tobacco - 2.0%
Imperial Tobacco Group PLC	39,482	1,267,146
Philip Morris International, Inc.	256,018	16,072,810
		17,339,956
TOTAL CONSUMER STAPLES		80,217,535
ENERGY - 10.3%
Energy Equipment & Services - 0.2%
Ensco International Ltd. ADR	31,700	1,778,370
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	197,200	20,459,500
Exxon Mobil Corp.	541,500	46,314,487
Kinder Morgan Holding Co. LLC (f)	24,000	732,000
Marathon Oil Corp.	147,000	7,291,200
Royal Dutch Shell PLC:
Class A (United Kingdom)	126,900	4,562,775
Class A sponsored ADR	87,900	6,350,775
Sunoco, Inc.	53,200	2,226,952
		87,937,689
TOTAL ENERGY		89,716,059
FINANCIALS - 15.9%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	46,539	1,150,341
M&T Bank Corp.	19,000	1,672,950
		2,823,291
Insurance - 1.3%
ACE Ltd.	50,400	3,187,800
Axis Capital Holdings Ltd.	51,800	1,881,376
The Travelers Companies, Inc.	78,900	4,728,477
Willis Group Holdings PLC	31,400	1,221,146
		11,018,799
Real Estate Investment Trusts - 13.9%
Acadia Realty Trust (SBI)	109,400	2,166,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.	60,800	$ 4,876,160
AMB Property Corp. (SBI)	26,800	974,984
American Assets Trust, Inc.	14,100	303,996
American Campus Communities, Inc.	9,600	320,832
AvalonBay Communities, Inc.	9,475	1,146,759
Beni Stabili SpA Siiq	128,600	131,859
Boston Properties, Inc.	52,493	5,035,129
Brandywine Realty Trust (SBI)	133,152	1,637,770
Camden Property Trust (SBI)	12,800	757,376
CBL & Associates Properties, Inc.	170,969	3,051,797
Chesapeake Lodging Trust	75,563	1,405,472
Colonial Properties Trust (SBI)	14,447	284,750
Coresite Realty Corp.	26,424	410,629
DCT Industrial Trust, Inc.	211,600	1,189,192
Developers Diversified Realty Corp.	28,398	406,091
DiamondRock Hospitality Co. (a)	264,710	3,112,990
Digital Realty Trust, Inc. (f)	92,484	5,439,909
Education Realty Trust, Inc.	296,100	2,442,825
Equity Residential (SBI)	71,792	3,956,457
Essex Property Trust, Inc.	36,625	4,533,443
Excel Trust, Inc.	22,355	272,955
Glimcher Realty Trust	57,487	528,880
HCP, Inc.	78,463	2,981,594
Healthcare Realty Trust, Inc.	95,240	2,219,092
Highwoods Properties, Inc. (SBI)	66,818	2,267,135
Host Hotels & Resorts, Inc.	104,373	1,920,463
Kimco Realty Corp.	136,102	2,637,657
Kite Realty Group Trust	112,734	635,820
Lexington Corporate Properties Trust	149,300	1,413,871
LTC Properties, Inc.	7,900	230,838
Mid-America Apartment Communities, Inc.	65,100	4,229,547
National Health Investors, Inc.	11,598	551,137
Omega Healthcare Investors, Inc.	88,900	2,130,933
Post Properties, Inc.	50,218	1,958,502
ProLogis Trust	449,865	7,314,805
Public Storage	74,220	8,331,195
Realty Income Corp.	26,400	949,608
Simon Property Group, Inc.	120,024	13,207,441
SL Green Realty Corp.	75,600	5,725,188
Sunstone Hotel Investors, Inc. (a)	123,255	1,323,759
Tanger Factory Outlet Centers, Inc.	37,500	999,375
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
The Macerich Co.	64,977	$ 3,290,435
Ventas, Inc.	129,100	7,154,722
Vornado Realty Trust	49,261	4,597,529
Weyerhaeuser Co.	18,098	441,772
		120,898,793
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	46,858	1,173,324
Helical Bar PLC	8,500	38,778
The St. Joe Co. (a)	35,192	942,442
		2,154,544
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	56,100	739,398
TOTAL FINANCIALS		137,634,825
HEALTH CARE - 8.0%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	72,000	1,936,080
Emeritus Corp. (a)	95,531	2,247,844
Sunrise Senior Living, Inc. (a)	80,104	912,385
		5,096,309
Pharmaceuticals - 7.4%
GlaxoSmithKline PLC	374,900	7,197,619
Johnson & Johnson	313,744	19,276,431
Merck & Co., Inc.	471,190	15,346,658
Pfizer, Inc.	1,148,300	22,093,292
		63,914,000
TOTAL HEALTH CARE		69,010,309
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	94,100	5,449,331
Raytheon Co.	52,300	2,678,283
The Boeing Co.	88,400	6,365,684
United Technologies Corp.	62,500	5,221,250
		19,714,548
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	50,100	3,697,380
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Pitney Bowes, Inc.	42,400	$ 1,067,632
Republic Services, Inc.	61,600	1,823,976
The Geo Group, Inc. (a)	38,200	971,426
Waste Management, Inc.	46,000	1,704,760
		5,567,794
Electrical Equipment - 0.8%
Alstom SA	25,037	1,493,124
Emerson Electric Co.	94,500	5,637,870
		7,130,994
Industrial Conglomerates - 1.5%
3M Co.	97,200	8,964,756
General Electric Co.	210,653	4,406,861
		13,371,617
Machinery - 1.0%
Caterpillar, Inc.	82,300	8,471,139
Road & Rail - 0.5%
Norfolk Southern Corp.	58,900	3,862,662
TOTAL INDUSTRIALS		61,816,134
INFORMATION TECHNOLOGY - 2.4%
IT Services - 0.6%
Accenture PLC Class A	24,300	1,250,964
Automatic Data Processing, Inc.	81,600	4,080,000
		5,330,964
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	59,700	2,380,836
Intel Corp.	217,000	4,658,990
Intersil Corp. Class A	209,600	2,680,784
Linear Technology Corp.	47,200	1,631,232
Microchip Technology, Inc. (f)	24,300	896,913
National Semiconductor Corp.	97,000	1,503,500
Xilinx, Inc.	45,600	1,516,200
		15,268,455
TOTAL INFORMATION TECHNOLOGY		20,599,419
Common Stocks - continued
	Shares	Value
MATERIALS - 1.5%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	28,900	$ 2,658,800
E.I. du Pont de Nemours & Co.	96,100	5,273,007
PPG Industries, Inc.	24,700	2,182,986
Praxair, Inc.	5,100	506,838
		10,621,631
Metals & Mining - 0.1%
Commercial Metals Co.	67,100	1,118,557
Paper & Forest Products - 0.2%
MeadWestvaco Corp.	44,700	1,311,945
TOTAL MATERIALS		13,052,133
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	599,600	17,016,648
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	1,503,700	4,269,673
TOTAL TELECOMMUNICATION SERVICES		21,286,321
UTILITIES - 3.9%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	152,900	5,470,762
FirstEnergy Corp. (f)	100,200	3,837,660
NextEra Energy, Inc.	52,600	2,917,722
Northeast Utilities	60,800	2,069,632
PPL Corp.	136,792	3,478,621
		17,774,397
Multi-Utilities - 1.9%
Dominion Resources, Inc.	39,100	1,784,133
National Grid PLC	455,300	4,231,407
PG&E Corp.	79,200	3,647,952
Public Service Enterprise Group, Inc.	79,800	2,609,460
Sempra Energy	77,400	4,120,002
		16,392,954
TOTAL UTILITIES		34,167,351
TOTAL COMMON STOCKS (Cost $490,672,889)		555,930,076
Preferred Stocks - 17.1%
	Shares	Value
Convertible Preferred Stocks - 4.8%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.7%
General Motors Co. 4.75%	113,000	$ 5,749,440
Media - 0.4%
Interpublic Group of Companies, Inc. 5.25%	3,344	3,882,484
TOTAL CONSUMER DISCRETIONARY		9,631,924
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	30,400	1,401,136
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
El Paso Corp. 4.99%	2,475	3,548,408
FINANCIALS - 2.2%
Commercial Banks - 0.6%
Huntington Bancshares, Inc. 8.50%	886	1,027,760
KeyCorp Series A, 7.75%	9,000	1,009,170
Wells Fargo & Co. 7.50%	3,090	3,182,700
		5,219,630
Diversified Financial Services - 1.4%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (a)(g)	72,800	990,808
AMG Capital Trust I 5.10%	12,800	637,600
Bank of America Corp. Series L, 7.25%	1,498	1,503,992
Citigroup, Inc. 7.50%	41,700	5,608,650
United Rentals Trust I 6.50%	77,363	3,844,941
		12,585,991
Real Estate Investment Trusts - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	53,000	1,399,730
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	2,700	234,900
12.00% (a)(g)	1,000	87,000
		321,900
TOTAL FINANCIALS		19,527,251
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,108	$ 3,278,816
INDUSTRIALS - 0.2%
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25% (a)	25,000	1,379,688
MATERIALS - 0.3%
Metals & Mining - 0.3%
AngloGold Ashanti Holdings Finance PLC 6.00%	50,100	2,748,486
UTILITIES - 0.0%
Electric Utilities - 0.0%
PPL Corp. 9.50%	9,600	511,392
TOTAL CONVERTIBLE PREFERRED STOCKS		42,027,101
Nonconvertible Preferred Stocks - 12.3%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
CBS Corp. 6.75%	65,000	1,669,850
Comcast Corp. 6.625%	28,660	734,842
Viacom, Inc. 6.85%	86,000	2,205,900
		4,610,592
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
H.J. Heinz Finance Co. 8.00% (g)	28	2,940,000
FINANCIALS - 8.2%
Capital Markets - 1.9%
BNY Capital V 5.95%	115,000	2,858,900
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	3,364,200
Goldman Sachs Group, Inc.:
6.125%	86,000	2,094,100
Series C, 4.9931%	40,000	958,800
Series D	200,000	4,496,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,914,800
		16,686,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - 1.7%
Barclays Bank PLC:
7.75%	78,600	$ 1,995,654
Series 2	40,000	933,600
BB&T Capital Trust VI 9.60%	49,000	1,391,600
CoBank ACB 7.00% (g)	17,000	833,000
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,175,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,035,800
Keycorp Capital IX 6.75%	6,882	168,196
USB Capital XII 6.30%	80,000	2,004,800
Zions Bancorp. 11.00%	80,000	2,183,200
		14,720,850
Diversified Financial Services - 2.7%
Bank of America Corp.:
Series D, 6.204%	45,000	1,003,050
Series H, 8.20%	86,015	2,227,789
Citigroup Capital VIII 6.95%	141,900	3,480,807
Citigroup Capital XIII 7.875%	47,594	1,287,418
Deutsche Bank Capital Funding Trust VIII 6.375%	50,000	1,163,500
General Electric Capital Corp. 6.05%	40,000	1,023,200
GMAC LLC 7.00% (g)	11,475	10,815,188
JPMorgan Chase Capital XXIX 6.70%	95,000	2,443,400
		23,444,352
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	931,200
Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co. Series V, 8.00%	33,966	867,492
CBL & Associates Properties, Inc. 7.375%	49,500	1,202,355
Hospitality Properties Trust:
Series B, 8.875%	64,944	1,674,906
Series C, 7.00%	100,000	2,416,000
Public Storage:
Series I, 7.25%	20,000	507,400
Series K, 7.25%	27,600	700,764
Series M, 6.625%	50,000	1,282,000
Series P, 6.50%	80,000	2,026,400
Vornado Realty Trust Series E, 7.00%	40,000	1,004,000
		11,681,317
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Fannie Mae:
Series E, 5.10% (a)	27,562	$ 79,930
Series H, 5.81% (a)	71,200	227,840
Series I, 5.375% (a)	5,000	17,000
Series L, 5.125% (a)	140,900	450,880
Series N, 5.50% (a)	92,650	296,480
Series O, 7.00% (a)	42,200	139,260
Series R, 7.65% (a)	40,000	66,800
Series T, 8.25% (a)	40,000	72,000
Freddie Mac:
Series F, 5.00% (a)	68,500	219,200
Series H, 5.10% (a)	10,300	32,960
Series K, 5.79% (a)	25,200	80,640
Series O, 5.81% (a)	19,500	62,400
Series R, 5.70% (a)	117,000	374,400
Series S, 0.00% (a)	10,000	32,700
Series U, 5.90% (a)	40,000	68,000
Series V, 5.57% (a)	566,000	933,900
Series W, 5.66% (a)	161,600	276,336
		3,430,726
TOTAL FINANCIALS		70,895,245
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	486,250
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.375%	51,800	1,349,908
UTILITIES - 3.0%
Electric Utilities - 2.7%
Alabama Power Co.:
4.60%	2,000	169,000
5.625%	137,300	3,415,338
6.45%	80,000	2,115,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,007,500
Duquesne Light Co. 6.50%	66,050	3,252,963
FPL Group Capital Trust I 5.875%	20,000	505,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	$ 1,579,800
Pacific Gas & Electric Co. Series D 5.00%	69,200	1,534,164
PPL Electric Utilities Corp. 6.25%	165,000	4,125,000
Southern California Edison Co.:
6.125%	35,000	3,386,250
Series C:
4.24%	34,600	647,020
6.00%	20,000	1,917,500
Series D, 4.32%	15,000	291,600
		23,946,135
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,308,778
TOTAL UTILITIES		26,254,913
TOTAL NONCONVERTIBLE PREFERRED STOCKS		106,536,908
TOTAL PREFERRED STOCKS (Cost $186,777,579)		148,564,009
Preferred Securities - 0.9%
	Principal Amount
FINANCIALS - 0.9%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(i)	$ 3,000,000	2,501,274
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	747,509
		3,248,783
Diversified Financial Services - 0.5%
JPMorgan Chase & Co. 7.9% (i)	4,000,000	4,541,585
TOTAL PREFERRED SECURITIES (Cost $7,384,025)		7,790,368
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	33,667,467	$ 33,667,467
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	10,352,652	10,352,652
TOTAL MONEY MARKET FUNDS (Cost $44,020,119)		44,020,119
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $837,559,120)		877,071,712
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(9,503,208)
NET ASSETS - 100%		$ 867,568,504
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
183 CME E-mini S&P 500 Index Contracts	March 2011	$ 12,133,815	$ 470,040

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,506,019 or 5.2% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $949,983.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,420
Fidelity Securities Lending Cash Central Fund	4,183
Total	$ 20,603
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 42,672,506	$ 38,790,022	$ 3,882,484	$ -
Consumer Staples	84,558,671	81,618,671	2,940,000	-
Energy	93,264,467	89,716,059	3,548,408	-
Financials	228,057,321	206,208,613	21,848,708	-
Health Care	72,289,125	61,812,690	10,476,435	-
Industrials	63,682,072	61,816,134	1,865,938	-
Information Technology	20,599,419	20,599,419	-	-
Materials	15,800,619	15,800,619	-	-
Telecommunication Services	22,636,229	18,366,556	4,269,673	-
Utilities	60,933,656	37,313,698	23,619,958	-
Corporate Bonds	119,817,157	-	119,817,057	100
U.S. Government and Government Agency Obligations	949,983	-	949,983	-
Preferred Securities	7,790,368	-	7,790,368	-
Money Market Funds	44,020,119	44,020,119	-	-
Total Investments in Securities:	$ 877,071,712	$ 676,062,600	$ 201,009,012	$ 100
Derivative Instruments:
Assets
Futures Contracts	$ 470,040	$ 470,040	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $842,497,314. Net unrealized appreciation aggregated $34,574,398, of which $99,762,076 related to appreciated investment securities and $65,187,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

February 28, 2011

1.814104.106

SDI-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.8%
	Principal Amount	Value
Convertible Bonds - 9.6%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 310,000	$ 740,714
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16	280,000	511,168
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	1,170,000	1,270,181
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	1,420,000	1,267,776
Specialty Retail - 0.3%
Group 1 Automotive, Inc. 3% 3/15/20 (g)	585,000	744,120
Sonic Automotive, Inc. 5% 10/1/29	1,100,000	1,456,510
		2,200,630
TOTAL CONSUMER DISCRETIONARY		5,990,469
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	250,000	302,425
Oil States International, Inc. 2.375% 7/1/25	180,000	416,025
		718,450
Oil, Gas & Consumable Fuels - 1.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	690,000	896,241
Chesapeake Energy Corp. 2.5% 5/15/37	1,670,000	1,866,058
Peabody Energy Corp. 4.75% 12/15/66	2,100,000	2,698,500
Pioneer Natural Resources Co. 2.875% 1/15/38	470,000	838,363
Quicksilver Resources, Inc. 1.875% 11/1/24	480,000	536,160
Western Refining, Inc. 5.75% 6/15/14	2,120,000	3,593,400
		10,428,722
TOTAL ENERGY		11,147,172
FINANCIALS - 0.5%
Capital Markets - 0.3%
Janus Capital Group, Inc. 3.25% 7/15/14	300,000	369,210
Jefferies Group, Inc. 3.875% 11/1/29	1,370,000	1,423,944
Penson Worldwide, Inc. 8% 6/1/14 (g)	615,000	649,256
		2,442,410
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
KKR Financial Holdings LLC 7.5% 1/15/17	$ 240,000	$ 344,424
Real Estate Management & Development - 0.2%
Digital Realty Trust LP:
4.125% 8/15/26 (g)	450,000	838,688
5.5% 4/15/29 (g)	270,000	395,523
		1,234,211
TOTAL FINANCIALS		4,021,045
HEALTH CARE - 1.8%
Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	559,062
Cephalon, Inc. 2% 6/1/15	1,150,000	1,506,500
Gilead Sciences, Inc. 1.625% 5/1/16 (g)	3,620,000	3,909,600
Incyte Corp. 4.75% 10/1/15	170,000	304,011
		6,279,173
Health Care Providers & Services - 0.5%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	450,000	546,750
Laboratory Corp. of America Holdings 0% 9/11/21	956,000	1,153,127
LifePoint Hospitals, Inc. 3.5% 5/15/14	550,000	574,090
Omnicare, Inc. 3.75% 12/15/25	1,580,000	1,969,865
		4,243,832
Life Sciences Tools & Services - 0.1%
Invitrogen Corp.:
1.5% 2/15/24	820,000	955,300
3.25% 6/15/25	290,000	329,527
		1,284,827
Pharmaceuticals - 0.5%
Biovail Corp. 5.375% 8/1/14	1,150,000	3,301,190
Mylan, Inc. 3.75% 9/15/15	330,000	613,594
		3,914,784
TOTAL HEALTH CARE		15,722,616
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 3% 8/15/24	460,000	521,525
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. 3.25% 6/1/14	$ 2,390,000	$ 2,819,650
Construction & Engineering - 1.0%
Fluor Corp. 1.5% 2/15/24	1,286,000	3,268,048
MasTec, Inc.:
4% 6/15/14	900,000	1,255,545
4.25% 12/15/14	2,940,000	4,016,775
		8,540,368
Electrical Equipment - 0.1%
EnerSys 3.375% 6/1/38 (e)	800,000	957,360
Industrial Conglomerates - 0.2%
Textron, Inc. 4.5% 5/1/13	650,000	1,390,610
Machinery - 0.0%
Danaher Corp. 0% 1/22/21	270,000	395,719
Road & Rail - 0.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	510,000	1,010,310
TOTAL INDUSTRIALS		15,635,542
INFORMATION TECHNOLOGY - 2.5%
Computers & Peripherals - 0.7%
EMC Corp.:
1.75% 12/1/11	960,000	1,630,656
1.75% 12/1/13	2,320,000	4,058,550
Quantum Corp. 3.5% 11/15/15 (g)	340,000	333,098
		6,022,304
Internet Software & Services - 0.5%
Equinix, Inc.:
3% 10/15/14	1,230,000	1,302,078
4.75% 6/15/16	1,850,000	2,412,215
VeriSign, Inc. 3.25% 8/15/37	740,000	889,776
		4,604,069
IT Services - 0.5%
CACI International, Inc. 2.125% 5/1/14	3,720,000	4,594,200
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc. 2.125% 12/15/37	390,000	517,725
Micron Technology, Inc. 4.25% 10/15/13	230,000	527,850
		1,045,575
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.7%
Symantec Corp. 1% 6/15/13	$ 4,660,000	$ 5,616,232
TOTAL INFORMATION TECHNOLOGY		21,882,380
MATERIALS - 0.4%
Metals & Mining - 0.3%
Newmont Mining Corp. 1.625% 7/15/17	1,880,000	2,552,852
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	430,000	517,344
4.5% 8/15/15 (g)	500,000	671,300
		1,188,644
TOTAL MATERIALS		3,741,496
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	2,330,000	2,473,295
Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc. 4.5% 7/15/14	1,930,000	1,794,997
TOTAL TELECOMMUNICATION SERVICES		4,268,292
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	571,188
5.5% 6/15/29	170,000	244,171
		815,359
TOTAL CONVERTIBLE BONDS		83,224,371
Nonconvertible Bonds - 4.2%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.8%
FelCor Lodging LP 10% 10/1/14	2,650,000	3,014,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	$ 995,000	$ 1,074,600
MGM Mirage, Inc. 6.625% 7/15/15	2,000,000	1,910,000
NCL Corp. Ltd. 11.75% 11/15/16	1,005,000	1,185,900
		7,184,875
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. 9.75% 3/1/18 (g)	1,200,000	1,227,000
TOTAL CONSUMER DISCRETIONARY		8,411,875
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)	170,000	176,800
Tops Markets LLC 10.125% 10/15/15	400,000	430,000
		606,800
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Western Refining, Inc.:
10.75% 6/15/14 (g)(i)	990,000	1,064,250
11.25% 6/15/17 (g)	3,115,000	3,457,650
		4,521,900
FINANCIALS - 1.2%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,588,410
Lehman Brothers Holdings, Inc. 0% (d)(i)	1,000,000	100
		3,588,510
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	2,010,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	986,794
Wells Fargo Capital XIII 7.7% (i)	2,000,000	2,057,500
		5,054,294
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (i)	2,500,000	2,150,000
TOTAL FINANCIALS		10,792,804
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)	$ 45,000	$ 47,588
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 7.25% 12/1/20	180,000	189,002
International Lease Finance Corp. 8.25% 12/15/20	305,000	336,629
United Rentals North America, Inc. 10.875% 6/15/16	350,000	406,875
		932,506
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (g)	500,000	515,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19 (g)	10,000	10,000
		525,000
TOTAL INDUSTRIALS		1,457,506
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Terremark Worldwide, Inc.:
9.5% 11/15/13 (g)	150,000	156,000
12% 6/15/17	1,225,000	1,519,000
		1,675,000
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	4,600,000	4,956,500
Sprint Capital Corp. 6.875% 11/15/28	1,250,000	1,126,563
		6,083,063
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	2,996,250
TOTAL NONCONVERTIBLE BONDS		36,592,786
TOTAL CORPORATE BONDS (Cost $107,754,532)		119,817,157
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.15% 3/3/11 to 4/14/11 (h) (Cost $949,976)	$ 950,000	$ 949,983
Common Stocks - 64.1%
	Shares
CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	20,100	947,313
McDonald's Corp.	132,700	10,042,736
Starbucks Corp.	23,700	781,626
Summit Hotel Properties, Inc.	33,000	321,750
		12,093,425
Media - 0.5%
Time Warner Cable, Inc.	60,900	4,395,762
Multiline Retail - 0.1%
Kohl's Corp.	13,300	716,737
Specialty Retail - 1.1%
Foot Locker, Inc.	50,600	1,005,422
Home Depot, Inc.	185,900	6,965,673
TJX Companies, Inc.	23,600	1,176,932
		9,148,027
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	21,700	2,076,039
TOTAL CONSUMER DISCRETIONARY		28,429,990
CONSUMER STAPLES - 9.2%
Beverages - 3.3%
Dr Pepper Snapple Group, Inc.	24,000	865,440
PepsiCo, Inc.	169,600	10,756,032
The Coca-Cola Co.	264,800	16,926,016
		28,547,488
Food Products - 1.3%
Kraft Foods, Inc. Class A	251,300	8,001,392
Unilever NV unit	106,800	3,229,632
		11,231,024
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.6%
Kimberly-Clark Corp.	59,800	$ 3,940,820
Procter & Gamble Co.	303,858	19,158,247
		23,099,067
Tobacco - 2.0%
Imperial Tobacco Group PLC	39,482	1,267,146
Philip Morris International, Inc.	256,018	16,072,810
		17,339,956
TOTAL CONSUMER STAPLES		80,217,535
ENERGY - 10.3%
Energy Equipment & Services - 0.2%
Ensco International Ltd. ADR	31,700	1,778,370
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	197,200	20,459,500
Exxon Mobil Corp.	541,500	46,314,487
Kinder Morgan Holding Co. LLC (f)	24,000	732,000
Marathon Oil Corp.	147,000	7,291,200
Royal Dutch Shell PLC:
Class A (United Kingdom)	126,900	4,562,775
Class A sponsored ADR	87,900	6,350,775
Sunoco, Inc.	53,200	2,226,952
		87,937,689
TOTAL ENERGY		89,716,059
FINANCIALS - 15.9%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	46,539	1,150,341
M&T Bank Corp.	19,000	1,672,950
		2,823,291
Insurance - 1.3%
ACE Ltd.	50,400	3,187,800
Axis Capital Holdings Ltd.	51,800	1,881,376
The Travelers Companies, Inc.	78,900	4,728,477
Willis Group Holdings PLC	31,400	1,221,146
		11,018,799
Real Estate Investment Trusts - 13.9%
Acadia Realty Trust (SBI)	109,400	2,166,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.	60,800	$ 4,876,160
AMB Property Corp. (SBI)	26,800	974,984
American Assets Trust, Inc.	14,100	303,996
American Campus Communities, Inc.	9,600	320,832
AvalonBay Communities, Inc.	9,475	1,146,759
Beni Stabili SpA Siiq	128,600	131,859
Boston Properties, Inc.	52,493	5,035,129
Brandywine Realty Trust (SBI)	133,152	1,637,770
Camden Property Trust (SBI)	12,800	757,376
CBL & Associates Properties, Inc.	170,969	3,051,797
Chesapeake Lodging Trust	75,563	1,405,472
Colonial Properties Trust (SBI)	14,447	284,750
Coresite Realty Corp.	26,424	410,629
DCT Industrial Trust, Inc.	211,600	1,189,192
Developers Diversified Realty Corp.	28,398	406,091
DiamondRock Hospitality Co. (a)	264,710	3,112,990
Digital Realty Trust, Inc. (f)	92,484	5,439,909
Education Realty Trust, Inc.	296,100	2,442,825
Equity Residential (SBI)	71,792	3,956,457
Essex Property Trust, Inc.	36,625	4,533,443
Excel Trust, Inc.	22,355	272,955
Glimcher Realty Trust	57,487	528,880
HCP, Inc.	78,463	2,981,594
Healthcare Realty Trust, Inc.	95,240	2,219,092
Highwoods Properties, Inc. (SBI)	66,818	2,267,135
Host Hotels & Resorts, Inc.	104,373	1,920,463
Kimco Realty Corp.	136,102	2,637,657
Kite Realty Group Trust	112,734	635,820
Lexington Corporate Properties Trust	149,300	1,413,871
LTC Properties, Inc.	7,900	230,838
Mid-America Apartment Communities, Inc.	65,100	4,229,547
National Health Investors, Inc.	11,598	551,137
Omega Healthcare Investors, Inc.	88,900	2,130,933
Post Properties, Inc.	50,218	1,958,502
ProLogis Trust	449,865	7,314,805
Public Storage	74,220	8,331,195
Realty Income Corp.	26,400	949,608
Simon Property Group, Inc.	120,024	13,207,441
SL Green Realty Corp.	75,600	5,725,188
Sunstone Hotel Investors, Inc. (a)	123,255	1,323,759
Tanger Factory Outlet Centers, Inc.	37,500	999,375
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
The Macerich Co.	64,977	$ 3,290,435
Ventas, Inc.	129,100	7,154,722
Vornado Realty Trust	49,261	4,597,529
Weyerhaeuser Co.	18,098	441,772
		120,898,793
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	46,858	1,173,324
Helical Bar PLC	8,500	38,778
The St. Joe Co. (a)	35,192	942,442
		2,154,544
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	56,100	739,398
TOTAL FINANCIALS		137,634,825
HEALTH CARE - 8.0%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	72,000	1,936,080
Emeritus Corp. (a)	95,531	2,247,844
Sunrise Senior Living, Inc. (a)	80,104	912,385
		5,096,309
Pharmaceuticals - 7.4%
GlaxoSmithKline PLC	374,900	7,197,619
Johnson & Johnson	313,744	19,276,431
Merck & Co., Inc.	471,190	15,346,658
Pfizer, Inc.	1,148,300	22,093,292
		63,914,000
TOTAL HEALTH CARE		69,010,309
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	94,100	5,449,331
Raytheon Co.	52,300	2,678,283
The Boeing Co.	88,400	6,365,684
United Technologies Corp.	62,500	5,221,250
		19,714,548
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	50,100	3,697,380
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Pitney Bowes, Inc.	42,400	$ 1,067,632
Republic Services, Inc.	61,600	1,823,976
The Geo Group, Inc. (a)	38,200	971,426
Waste Management, Inc.	46,000	1,704,760
		5,567,794
Electrical Equipment - 0.8%
Alstom SA	25,037	1,493,124
Emerson Electric Co.	94,500	5,637,870
		7,130,994
Industrial Conglomerates - 1.5%
3M Co.	97,200	8,964,756
General Electric Co.	210,653	4,406,861
		13,371,617
Machinery - 1.0%
Caterpillar, Inc.	82,300	8,471,139
Road & Rail - 0.5%
Norfolk Southern Corp.	58,900	3,862,662
TOTAL INDUSTRIALS		61,816,134
INFORMATION TECHNOLOGY - 2.4%
IT Services - 0.6%
Accenture PLC Class A	24,300	1,250,964
Automatic Data Processing, Inc.	81,600	4,080,000
		5,330,964
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	59,700	2,380,836
Intel Corp.	217,000	4,658,990
Intersil Corp. Class A	209,600	2,680,784
Linear Technology Corp.	47,200	1,631,232
Microchip Technology, Inc. (f)	24,300	896,913
National Semiconductor Corp.	97,000	1,503,500
Xilinx, Inc.	45,600	1,516,200
		15,268,455
TOTAL INFORMATION TECHNOLOGY		20,599,419
Common Stocks - continued
	Shares	Value
MATERIALS - 1.5%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	28,900	$ 2,658,800
E.I. du Pont de Nemours & Co.	96,100	5,273,007
PPG Industries, Inc.	24,700	2,182,986
Praxair, Inc.	5,100	506,838
		10,621,631
Metals & Mining - 0.1%
Commercial Metals Co.	67,100	1,118,557
Paper & Forest Products - 0.2%
MeadWestvaco Corp.	44,700	1,311,945
TOTAL MATERIALS		13,052,133
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	599,600	17,016,648
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	1,503,700	4,269,673
TOTAL TELECOMMUNICATION SERVICES		21,286,321
UTILITIES - 3.9%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	152,900	5,470,762
FirstEnergy Corp. (f)	100,200	3,837,660
NextEra Energy, Inc.	52,600	2,917,722
Northeast Utilities	60,800	2,069,632
PPL Corp.	136,792	3,478,621
		17,774,397
Multi-Utilities - 1.9%
Dominion Resources, Inc.	39,100	1,784,133
National Grid PLC	455,300	4,231,407
PG&E Corp.	79,200	3,647,952
Public Service Enterprise Group, Inc.	79,800	2,609,460
Sempra Energy	77,400	4,120,002
		16,392,954
TOTAL UTILITIES		34,167,351
TOTAL COMMON STOCKS (Cost $490,672,889)		555,930,076
Preferred Stocks - 17.1%
	Shares	Value
Convertible Preferred Stocks - 4.8%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.7%
General Motors Co. 4.75%	113,000	$ 5,749,440
Media - 0.4%
Interpublic Group of Companies, Inc. 5.25%	3,344	3,882,484
TOTAL CONSUMER DISCRETIONARY		9,631,924
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	30,400	1,401,136
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
El Paso Corp. 4.99%	2,475	3,548,408
FINANCIALS - 2.2%
Commercial Banks - 0.6%
Huntington Bancshares, Inc. 8.50%	886	1,027,760
KeyCorp Series A, 7.75%	9,000	1,009,170
Wells Fargo & Co. 7.50%	3,090	3,182,700
		5,219,630
Diversified Financial Services - 1.4%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (a)(g)	72,800	990,808
AMG Capital Trust I 5.10%	12,800	637,600
Bank of America Corp. Series L, 7.25%	1,498	1,503,992
Citigroup, Inc. 7.50%	41,700	5,608,650
United Rentals Trust I 6.50%	77,363	3,844,941
		12,585,991
Real Estate Investment Trusts - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	53,000	1,399,730
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	2,700	234,900
12.00% (a)(g)	1,000	87,000
		321,900
TOTAL FINANCIALS		19,527,251
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	3,108	$ 3,278,816
INDUSTRIALS - 0.2%
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25% (a)	25,000	1,379,688
MATERIALS - 0.3%
Metals & Mining - 0.3%
AngloGold Ashanti Holdings Finance PLC 6.00%	50,100	2,748,486
UTILITIES - 0.0%
Electric Utilities - 0.0%
PPL Corp. 9.50%	9,600	511,392
TOTAL CONVERTIBLE PREFERRED STOCKS		42,027,101
Nonconvertible Preferred Stocks - 12.3%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
CBS Corp. 6.75%	65,000	1,669,850
Comcast Corp. 6.625%	28,660	734,842
Viacom, Inc. 6.85%	86,000	2,205,900
		4,610,592
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
H.J. Heinz Finance Co. 8.00% (g)	28	2,940,000
FINANCIALS - 8.2%
Capital Markets - 1.9%
BNY Capital V 5.95%	115,000	2,858,900
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	3,364,200
Goldman Sachs Group, Inc.:
6.125%	86,000	2,094,100
Series C, 4.9931%	40,000	958,800
Series D	200,000	4,496,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,914,800
		16,686,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - 1.7%
Barclays Bank PLC:
7.75%	78,600	$ 1,995,654
Series 2	40,000	933,600
BB&T Capital Trust VI 9.60%	49,000	1,391,600
CoBank ACB 7.00% (g)	17,000	833,000
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,175,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,035,800
Keycorp Capital IX 6.75%	6,882	168,196
USB Capital XII 6.30%	80,000	2,004,800
Zions Bancorp. 11.00%	80,000	2,183,200
		14,720,850
Diversified Financial Services - 2.7%
Bank of America Corp.:
Series D, 6.204%	45,000	1,003,050
Series H, 8.20%	86,015	2,227,789
Citigroup Capital VIII 6.95%	141,900	3,480,807
Citigroup Capital XIII 7.875%	47,594	1,287,418
Deutsche Bank Capital Funding Trust VIII 6.375%	50,000	1,163,500
General Electric Capital Corp. 6.05%	40,000	1,023,200
GMAC LLC 7.00% (g)	11,475	10,815,188
JPMorgan Chase Capital XXIX 6.70%	95,000	2,443,400
		23,444,352
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	931,200
Real Estate Investment Trusts - 1.4%
Apartment Investment & Management Co. Series V, 8.00%	33,966	867,492
CBL & Associates Properties, Inc. 7.375%	49,500	1,202,355
Hospitality Properties Trust:
Series B, 8.875%	64,944	1,674,906
Series C, 7.00%	100,000	2,416,000
Public Storage:
Series I, 7.25%	20,000	507,400
Series K, 7.25%	27,600	700,764
Series M, 6.625%	50,000	1,282,000
Series P, 6.50%	80,000	2,026,400
Vornado Realty Trust Series E, 7.00%	40,000	1,004,000
		11,681,317
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Fannie Mae:
Series E, 5.10% (a)	27,562	$ 79,930
Series H, 5.81% (a)	71,200	227,840
Series I, 5.375% (a)	5,000	17,000
Series L, 5.125% (a)	140,900	450,880
Series N, 5.50% (a)	92,650	296,480
Series O, 7.00% (a)	42,200	139,260
Series R, 7.65% (a)	40,000	66,800
Series T, 8.25% (a)	40,000	72,000
Freddie Mac:
Series F, 5.00% (a)	68,500	219,200
Series H, 5.10% (a)	10,300	32,960
Series K, 5.79% (a)	25,200	80,640
Series O, 5.81% (a)	19,500	62,400
Series R, 5.70% (a)	117,000	374,400
Series S, 0.00% (a)	10,000	32,700
Series U, 5.90% (a)	40,000	68,000
Series V, 5.57% (a)	566,000	933,900
Series W, 5.66% (a)	161,600	276,336
		3,430,726
TOTAL FINANCIALS		70,895,245
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	486,250
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.375%	51,800	1,349,908
UTILITIES - 3.0%
Electric Utilities - 2.7%
Alabama Power Co.:
4.60%	2,000	169,000
5.625%	137,300	3,415,338
6.45%	80,000	2,115,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,007,500
Duquesne Light Co. 6.50%	66,050	3,252,963
FPL Group Capital Trust I 5.875%	20,000	505,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	$ 1,579,800
Pacific Gas & Electric Co. Series D 5.00%	69,200	1,534,164
PPL Electric Utilities Corp. 6.25%	165,000	4,125,000
Southern California Edison Co.:
6.125%	35,000	3,386,250
Series C:
4.24%	34,600	647,020
6.00%	20,000	1,917,500
Series D, 4.32%	15,000	291,600
		23,946,135
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,308,778
TOTAL UTILITIES		26,254,913
TOTAL NONCONVERTIBLE PREFERRED STOCKS		106,536,908
TOTAL PREFERRED STOCKS (Cost $186,777,579)		148,564,009
Preferred Securities - 0.9%
	Principal Amount
FINANCIALS - 0.9%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (g)(i)	$ 3,000,000	2,501,274
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	747,509
		3,248,783
Diversified Financial Services - 0.5%
JPMorgan Chase & Co. 7.9% (i)	4,000,000	4,541,585
TOTAL PREFERRED SECURITIES (Cost $7,384,025)		7,790,368
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	33,667,467	$ 33,667,467
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	10,352,652	10,352,652
TOTAL MONEY MARKET FUNDS (Cost $44,020,119)		44,020,119
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $837,559,120)		877,071,712
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(9,503,208)
NET ASSETS - 100%		$ 867,568,504
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
183 CME E-mini S&P 500 Index Contracts	March 2011	$ 12,133,815	$ 470,040

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,506,019 or 5.2% of net assets.

(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $949,983.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,420
Fidelity Securities Lending Cash Central Fund	4,183
Total	$ 20,603
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 42,672,506	$ 38,790,022	$ 3,882,484	$ -
Consumer Staples	84,558,671	81,618,671	2,940,000	-
Energy	93,264,467	89,716,059	3,548,408	-
Financials	228,057,321	206,208,613	21,848,708	-
Health Care	72,289,125	61,812,690	10,476,435	-
Industrials	63,682,072	61,816,134	1,865,938	-
Information Technology	20,599,419	20,599,419	-	-
Materials	15,800,619	15,800,619	-	-
Telecommunication Services	22,636,229	18,366,556	4,269,673	-
Utilities	60,933,656	37,313,698	23,619,958	-
Corporate Bonds	119,817,157	-	119,817,057	100
U.S. Government and Government Agency Obligations	949,983	-	949,983	-
Preferred Securities	7,790,368	-	7,790,368	-
Money Market Funds	44,020,119	44,020,119	-	-
Total Investments in Securities:	$ 877,071,712	$ 676,062,600	$ 201,009,012	$ 100
Derivative Instruments:
Assets
Futures Contracts	$ 470,040	$ 470,040	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $842,497,314. Net unrealized appreciation aggregated $34,574,398, of which $99,762,076 related to appreciated investment securities and $65,187,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011